Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 1,214,680	$ 1,585,860	$ 49,490	$ 2,850,030
CANADA | GOVERNMENT OF ALBERTA [Member]
Total	254,330	1,584,820	22,820	1,861,970
CANADA | REGIONAL MUNICIPALITY OF WOOD BUFFALO [Member]
Total	52,230		270	52,500
CANADA | GOVERNMENT OF SASKATCHEWAN [Member]
Total			4,350	4,350
CANADA | MUNICIPAL DISTRICT OF BONNYVILLE NO 87 [Member]
Total	30,450			30,450
CANADA | TOWN OF NORMAN WELLS [Member]
Total	5,510			5,510
CANADA | GOVERNMENT OF CANADA [Member]
Total	854,090	$ 1,040	370	855,500
CANADA | GOVERNMENT OF QUEBEC [Member]
Total	$ 18,070			18,070
CANADA | ATHABASCA CHIPEWYAN FIRST NATION [Member]
Total			3,860	3,860
CANADA | FORT MCMURRAY #468 FIRST NATION [Member]
Total			2,480	2,480
CANADA | FORT MCKAY FIRST NATION [Member]
Total			3,380	3,380
CANADA | MIKISEW CREE FIRST NATION [Member]
Total			4,760	4,760
CANADA | COLD LAKE FIRST NATIONS [Member]
Total			970	970
CANADA | FORT MCKAY METIS COMMUNITY ASSOCIATION [Member]
Total			670	670
CANADA | METIS NATION OF ALBERTA ASSOCIATION LOCAL #1935 FORT MCMURRAY [Member]
Total			1,610	1,610
CANADA | ELIZABETH METIS SETTLEMENT [Member]
Total			500	500
CANADA | ONION LAKE CREE NATION [Member]
Total			310	310
CANADA | WHITEFISH LAKE FIRST NATION [Member]
Total			170	170
CANADA | HEART LAKE FIRST NATION [Member]
Total			120	120
CANADA | METIS NATION OF ALBERTA ASSOCIATION LOCAL #125 FORT CHIPEWYAN [Member]
Total			1,980	1,980
CANADA | BEAVER LAKE CREE NATION [Member]
Total			410	410
CANADA | BUFFALO LAKE METIS SETTLEMENT [Member]
Total			$ 460	$ 460